Equity Method Investments, Net - Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Obligation or Commitment to Provide Any Guarantee, Loan or Other Financial Support to the Limited Partnerships [Abstract]
Aggregated carrying amount (before impairment loss) of the limited partnerships	¥ 357,219	¥ 357,439
Maximum amount of additional capital commitment	86,331	278,012
Maximum exposures to the losses of the limited partnerships	¥ 443,550	¥ 635,451